Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 482,349	$ 535,088
Unbilled services (unbilled revenue)	410,397	422,769
Accounts receivable and unbilled revenue	892,746	957,857
Allowance for credit losses/doubtful debts	(9,329)	(7,380)
Accounts receivable and unbilled revenue, net	883,417	950,477
Unearned revenue (payments on account)	(393,217)	(366,988)
Net balance	17,180	$ 55,781
Change in unbilled services (unbilled revenue)	(12,372)
Change in unearned revenue (payments on account)	(26,229)
Change in net balance	$ (38,601)
Change in unbilled services (unbilled revenue), percent	(2.90%)
Change in unearned revenue (payments on account), percent	7.10%
Change in net balance, percent	(69.20%)